Statement of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Net revenue	R$ 57,999,866	R$ 49,260,594	R$ 47,663,988
Cost of products sold	(46,431,220)	(36,177,408)	(34,985,569)
Gross profit	11,568,646	13,083,186	12,678,419
Income (expenses)
Selling and distribution	(1,545,568)	(1,459,608)	(1,403,673)
General and administrative	(1,633,003)	(1,434,272)	(1,285,613)
Research and development	(199,821)	(167,456)	(162,010)
Results from equity investments	(888)	39,956	30,078
Other income (expenses), net	90,852	(854,880)	(3,905,954)
Operating profit	8,280,218	9,206,926	5,951,247
Financial results
Financial expenses	(3,007,551)	(3,747,217)	(3,570,962)
Financial income	589,052	603,630	690,122
Exchange rate variations, net	(2,256,983)	(798,762)	(3,210,417)
Finance income (cost)	(4,675,482)	(3,942,349)	(6,091,257)
Profit (loss) before income tax and social contribution	3,604,736	5,264,577	(140,010)
Current and deferred income tax and social contribution	(736,551)	(1,357,682)	(616,046)
Profit (loss) for the year of continued operations	2,868,185	3,906,895	(756,056)
Discontinued operations results
Profit from discontinued operations before income tax and social contribution	0	13,499	40,760
Current and deferred income tax and social contribution	0	(4,623)	(13,901)
Profit from discontinued operations	0	8,876	26,859
Profit (loss) for the year	2,868,185	3,915,771	(729,197)
Attributable to: Company's shareholders	2,827,650	3,865,440	(411,472)
Attributable to: non-controlling interest in subsidiaries	40,535	50,331	(317,725)
Profit (loss) for the year	R$ 2,868,185	R$ 3,915,771	R$ (729,197)
Profit (loss) per share attributable to the shareholders of the Company of continued operations at the end of the year	R$ 3.5543	R$ 4.8479	R$ (0.5511)
Profit per share attributable to the shareholders of the Company of discontinued operations at the end of the year		.0112	0.0338
Profit (loss) per share attributable to the shareholders of the Company at the end of the year	3.5543	4.8590	(0.5173)
Class A preferred shares
Discontinued operations results
Profit (loss) per share attributable to the shareholders of the Company of continued operations at the end of the year	3.5543	4.8479	(0.5511)
Profit per share attributable to the shareholders of the Company of discontinued operations at the end of the year		.0112	0.0338
Profit (loss) per share attributable to the shareholders of the Company at the end of the year	3.5543	4.8590	(0.5173)
Class B preferred shares
Discontinued operations results
Profit (loss) per share attributable to the shareholders of the Company of continued operations at the end of the year	0.591	0.6069
Profit per share attributable to the shareholders of the Company of discontinued operations at the end of the year
Profit (loss) per share attributable to the shareholders of the Company at the end of the year	R$ 0.5910	R$ .6069